Administrative expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other administrative expenses [Abstract]
Data Processing And Informatice	R$ (1,033,603)	R$ (797,626)	R$ (779,453)
Services expense	(492,717)	(424,819)	(269,172)
Advertising expense	(284,998)	(234,989)	(93,512)
Provision for Contingencies	56,039	49,120	38,611
Rental expense	(53,200)	(69,313)	(62,870)
Insurance expense	(17,615)	(13,131)	(25,620)
Other expenses	(262,432)	(180,058)	(192,111)
Administrative expenses	R$ (2,200,604)	R$ (1,769,055)	R$ (1,461,348)